Long-term Debt (Schedule of Debt) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total debt	$ 930	$ 0	$ 0
Less: Current portion	(310)	0	0
Long-term debt, net of current portion	620	0	0
Commercial loan | Commercial loan
Debt Instrument [Line Items]
Total debt	$ 930	$ 0	$ 0